FINANCING RECEIVABLES - Principal of financing receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Year of loan origination
2019	¥ 1,187	¥ 1,658
2020	9,533	20,855
2021	63,170	135,119
2022	3	74
2023	8,033	10,316
2024	54,774
Total	¥ 136,700	¥ 168,022